Insurance contracts in the financial services segment - Summary of Underlying Items of Insurance Contracts Measured Under The Variable Fee Approach and their fair values (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	¥ 2,232,501	¥ 1,329,954
Cash and cash equivalents [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	19,411	23,723
Japanese national/local government bonds and corporate bonds [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	42,349	40,143
Foreign national/local government bonds and corporate bonds [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	312,919	157,724
Equity securities [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	1,855,432	1,107,400
Other [member]
Disclosure In Tabular Form Of Underlying Items Of Contracts Measured Under The Variable Fee Approach [Line Items]
Total fair values of the underlying items of insurance contracts measured under the variable fee approach	¥ 2,390	¥ 964